Annual Fund Operating Expenses	Jul. 04, 2026
Polen Dividend Income ETF | Polen Dividend Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.65%
Polen International Dividend Income ETF | Polen International Dividend Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.75%

[1]	“Other Expenses” are estimated for the current fiscal year.
[2]	“Other Expenses” are estimated for the current fiscal year.